TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2017	Dec. 22, 2017	Jan. 31, 2017	Aug. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A							12.00%	16.00%	12.50%	15.00%	15.00%
Preferred Income tax rate for Development Zone A							6.00%	9.00%	7.00%	10.00%	10.00%
Maximum tax rate on dividends distributed from Preferred Income.				20.00%			15.00%
Corporate tax rate for Israel					24.00%	25.00%	26.50%	26.50%
U.S. subsidiaries tax rate, federal and state					38.00%	38.00%	38.00%
Reduction of corporate tax rate			25.00%
Uniform tax rate for Development Zone A			7.50%
Deferred tax asset, state operating loss carryforward	$ 3,417				$ 3,417	$ 3,409
Deferred tax asset, capital loss carryforward	$ 75				75	$ 347
Minimum [Member]
Income Taxes [Line Items]
Statutory tax rate changes		21.00%
Maximum [Member]
Income Taxes [Line Items]
Statutory tax rate changes		35.00%
Tax Year 2017 [Member]
Income Taxes [Line Items]
Reduction of corporate tax rate	24.00%
Tax Year 2018 [Member]
Income Taxes [Line Items]
Reduction of corporate tax rate	23.00%
U.S. Subsidiary [Member]
Income Taxes [Line Items]
Deferred tax asset, state operating loss carryforward	$ 1,431				1,431
Increase decrease in deferred tax assets					414
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A								16.00%	12.50%	15.00%	15.00%
Deferred tax asset, capital loss carryforward	$ 1,495				$ 1,495
Turbo chrome [Member]
Income Taxes [Line Items]
Preferred Income tax rate for Development Zone A						9.00%	9.00%	9.00%	7.00%	10.00%	10.00%